Revenue and Expenses - Other Expenses Narrative (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of transactions between related parties [line items]
Goodwill impairment (Note 7)	€ 866		€ 58	€ 0
Losses on disposal of fixed assets, losses on operations classified as held for sale and sale of assets	1,525		33	124
Other operating expenses	165		370	273
Pangea
Disclosure of transactions between related parties [line items]
Impairment loss, property, plant and equipment	108
Telefónica del Perú, S.A.
Disclosure of transactions between related parties [line items]
Losses on disposal of fixed assets, losses on operations classified as held for sale and sale of assets	54
Telefónica Argentina
Disclosure of transactions between related parties [line items]
Losses on disposal of fixed assets, losses on operations classified as held for sale and sale of assets	1,274			77
Telefonica Brasil
Disclosure of transactions between related parties [line items]
Other operating expenses	67	R$ 386
Reduction to tax expense due to decisions with tax authorities			51	€ 73
Telefonica Tech UK & Ireland, Limited
Disclosure of transactions between related parties [line items]
Goodwill impairment (Note 7)	192
BE-terna
Disclosure of transactions between related parties [line items]
Goodwill impairment (Note 7)	51
Fiber optic assets in Peru
Disclosure of transactions between related parties [line items]
Goodwill impairment (Note 7)	34
Peru
Disclosure of transactions between related parties [line items]
Goodwill impairment (Note 7)	226
Peru | Telefónica Hispam
Disclosure of transactions between related parties [line items]
Goodwill impairment (Note 7)	226
Peru | Fiber optic assets in Peru
Disclosure of transactions between related parties [line items]
Goodwill impairment (Note 7)	34
Chile | Telefónica Hispam
Disclosure of transactions between related parties [line items]
Goodwill impairment (Note 7)	€ 397
Ecuador | Telefónica Hispam
Disclosure of transactions between related parties [line items]
Goodwill impairment (Note 7)			€ 58